N-2	Oct. 19, 2026
Cover [Abstract]
Entity Central Index Key	0002078146
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	PENNANTPARK ENHANCED INCOME FUND
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Effective immediately, the following replaces the last sentence of the tenth paragraph under the section of the Prospectus entitled “PROSPECTUS SUMMARY—Investment Objective and Policies” (page 1):

To enhance our returns, we may borrow funds from time to time at the discretion of our Adviser within the levels permitted by the 1940 Act (which generally allows us to incur leverage for up to one-third of our assets for securities representing indebtedness and up to one-half of our assets for preferred stock) when the terms and conditions available are favorable to long-term investing and well-aligned with our investment strategy and portfolio composition. In addition to borrowing funds directly, we expect to enter into repurchase agreement borrowing transactions as a means of obtaining leverage. In determining whether to borrow funds, we will analyze the maturity, covenant package and rate structure of the proposed financing as well as the risks of such financings compared to our investment outlook. The use of borrowed funds, the proceeds of repurchase agreement borrowings or other similar financing transactions, or the proceeds of issuing preferred shares to make investments would have its own specific set of benefits and risks, and all of the costs of such leverage would be borne by holders of our shares. See “Risk Factors” for a discussion of the risks inherent to employing leverage.

Effective immediately, the following replaces the eleventh paragraph under the section of the Prospectus entitled “PRINCIPAL INVESTMENT OBJECTIVE, POLICIES AND STRATEGIES—Investment Objective” (page 20):

To enhance our returns, we may borrow funds from time to time at the discretion of our Adviser within the levels permitted by the 1940 Act (which generally allows us to incur leverage for up to one-third of our assets for securities representing indebtedness and up to one-half of our assets for preferred stock) when the terms and conditions available are favorable to long-term investing and well-aligned with our investment strategy and portfolio composition. In addition to borrowing funds directly, we expect to enter into repurchase agreement borrowing transactions as a means of obtaining leverage. In determining whether to borrow funds, we will analyze the maturity, covenant package and rate structure of the proposed financing as well as the risks of such financings compared to our investment outlook. The use of borrowed funds, the proceeds of repurchase agreement borrowings or other similar financing transactions, or the proceeds of issuing preferred shares to make investments would have its own specific set of benefits and risks, and all of the costs of such leverage would be borne by holders of our shares. See “Risk Factors” for a discussion of the risks inherent to employing leverage.

Risk Factors [Table Text Block]

Effective immediately, the following replaces the second paragraph of the section of the Prospectus entitled “RISK FACTORS— Risks Related to Our Business and Structure (page 32)—Rising interest rates may adversely affect the value of our portfolio investments which could have an adverse effect on our business, financial condition and results of operations.”:

Because we may borrow funds, enter into repurchase agreement borrowing transactions or other similar financing transactions, and may issue preferred shares to finance investments, our net investment income may depend, in part, upon the difference between the rate at which we borrow funds, finance investments through repurchase agreement borrowings or other similar financing transactions, or pay distributions on preferred shares and the rate that our investments yield. As a result, we can offer no assurance that a significant change in market interest rates will not have a material adverse effect on our net investment income. In periods of rising interest rates, our cost of funds would increase except to the extent we have issued fixed rate debt or preferred shares, which could reduce our net investment income.

Effective immediately, the following disclosure is added following the fifth paragraph of the section of the Prospectus entitled “RISK FACTORS—Risks Related to Debt Financing (page 52)—We may incur indebtedness to make investments, which magnifies the potential for gain or loss on amounts invested in our shares and may increase the risk of investing in our shares.”:

We may enter into repurchase agreement borrowing transactions, which would be a source of leverage for the Fund. Such arrangements involve heightened risks, including the risk that the counterparty may default on its obligations.

Effective immediately, the following disclosure is added immediately following the section of the Prospectus entitled “RISK FACTORS—Risks Related to Our Investments (page 51)—Mezzanine debt, including senior unsecured and subordinated loans, is not secured by any collateral and is effectively subordinated to the borrower’s secured indebtedness (to the extent of the collateral securing such indebtedness).”:

Repurchase agreement borrowings have the same economic effect as borrowing money and therefore gives risk to leverage and other risks, including counterparty risks.

The Fund may enter into repurchase agreement borrowing transactions with respect to its portfolio investments subject to the investment restrictions set forth herein. Repurchase agreement borrowing transactions involve the sale of securities held by the Fund with an agreement by the Fund to repurchase the securities at an agreed upon price, date and interest payment. The Fund expects to use repurchase agreement borrowings as a primary means of obtaining leverage for investment purposes, as the Fund, acting as seller, would receive cash from a counterparty at the outset of such a transaction and generally reinvests those proceeds in additional portfolio investments in accordance with its investment objective and policies, while remaining obligated to repurchase the same securities from the counterparty at an agreed-upon price (which reflects a financing or “repo” rate) on an agreed-upon date. Although structured as a sale and repurchase transaction, a repurchase agreement borrowing transaction functions as a financing transaction in which the Fund effectively pledges the subject securities as collateral to secure a short-term loan, with the counterparty advancing cash in an amount equal to a percentage of the market value of the pledged securities. A reverse repurchase agreement has the same economic effect as borrowing money and therefore gives rise to leverage risk.

Repurchase agreement borrowing transactions also involve the risk that the buyer of the securities sold might be unable to deliver them when the selling investor seeks to repurchase. If a counterparty fails to perform, the Fund could lose money to the extent that the proceeds it received from the transaction, together with any collateral held by the Fund (including the value of any investments made with cash proceeds), are less than the value of the securities the Fund is obligated to repurchase, or to the extent the Fund is delayed or limited in recovering the securities or the collateral. The Fund will seek to enter into repurchase agreement borrowing transactions only with counterparties that the Adviser believes present acceptable credit risk, and the Adviser will monitor the Fund’s exposure to each counterparty, but there can be no assurance that these measures will be sufficient to protect the Fund against loss. In the event that the buyer of securities under such an arrangement files for bankruptcy or becomes insolvent, the buyer, trustee or receiver may receive an extension of time to determine whether to enforce the seller’s (e.g., the Fund) obligation to repurchase the securities, and the seller’s use of the proceeds of the repurchase agreement borrowing transaction may effectively be restricted pending such decision. Also, the seller would bear the risk of loss to the extent that the proceeds of the repurchase agreement borrowing transaction are less than the value of the securities subject to such agreement.

In October 2020, the SEC adopted Rule 18f-4 related to the use of derivatives, short sales, reverse repurchase agreements, and certain other transactions by registered investment companies (the “derivatives rule”). Under the derivatives rule, when a fund trades reverse repurchase agreements or similar financing transactions, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness (e.g., bank borrowings, if applicable) when calculating the Fund’s asset coverage ratio or treat all such transactions as derivatives transactions.